Business Combination (Details) - Schedule of Allocation of Purchase Price as of the Date of Acquisition	Mar. 31, 2023 HKD ($)
Techlution Service Limited [Member]
Business Acquisition [Line Items]
Net liabilities acquired	$ (1,909,226)
Goodwill	5,445,569
Contingent consideration	(101,231)
Intangible asset	1,874,117
Deferred tax liabilities	(309,229)
Total	5,000,000
Neural Sense Limited [Member]
Business Acquisition [Line Items]
Net liabilities acquired	(2,314,362)
Goodwill	4,731,390
Contingent consideration	(124,680)
Intangible asset	3,242,697
Deferred tax liabilities	(535,045)
Total	$ 5,000,000